Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Current Assets
Cash	$ 15,272,941	$ 59,251,904
Short-term deposit	39,436,531	2,793,556
Short-term investments	183,632
Notes receivable	3,943,653
Accounts receivable, net	19,152,497	24,473,318
Advances to suppliers, net	70,637,460	66,718,632
Other receivable	7,887,306
Inventories, net	5,315,452	1,371,540
Other current assets	391,683	490,699
Due from a related party	337,746
Current assets from discontinued operations		205,887
Total current assets	162,558,901	155,305,536
Prepayment to acquire a subsidiary		9,311,854
Long-term investments	157,746
Property, plant and equipment, net	11,105,683	79,482
Intangible assets, net	22,716	40,075
Right-of-use assets	953,209	776,665
Non-current assets from discontinued operations		173,289
Total Assets	174,798,255	165,686,901
Current Liabilities
Short-term bank loans	2,208,446	2,172,766
Accounts payable	710,066	56,457
Due to related parties		57,632
Operating lease liabilities - current	216,288	155,532
Other current liabilities	140,938	161,716
Current liabilities from discontinued operations		1,542,323
Total current liabilities	3,275,738	4,146,426
Long-term bank loan	97,652	142,264
Operating lease liabilities - non-current	776,327	605,793
Total Liabilities	4,149,717	4,894,483
Commitment and contingencies
Shareholders' Equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at March 31, 2022 and September 30, 2021, respectively1	597,675	557,781
Additional paid-in capital	152,162,660	147,088,227
Statutory reserve	990,699	973,555
Retained earnings	12,255,687	9,127,377
Accumulated other comprehensive income	4,641,817	2,128,972
Total Farmmi, Inc.'s Shareholders' Equity	170,648,538	159,875,912
Noncontrolling Interest		916,506
Total Shareholders' Equity	170,648,538	160,792,418
Total Liabilities and Shareholders' Equity	$ 174,798,255	$ 165,686,901